SCHEDULE OF CASH OUTFLOW ON ACQUISITION (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Apr. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Business Combination [Line Items]
- Cash consideration paid	$ 215,385	$ 1,680,000
Performance Plus Enterprises Limited [Member]
Business Combination [Line Items]
- Cash consideration paid			$ 72,950,000
- Less: cash and cash equivalents acquired			(3,486,325)
Total			$ 69,463,675